CONSOLIDATED STATEMENTS OF CASH FLOW - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net income	$ 1,597	$ 3,042	$ 1,253
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization	1,308	1,508	1,642
Net change in operating assets and liabilities	967	290	968
Other than temporary loss on investment in securities	736	6	0
Deferred Income Taxes Net And Uncertain Tax Positions	237	(226)	(1,380)
Research and development in process	35	0	5
Impairment of long lived assets	361	387	524
Impairment Of Equity Investment - Net	124
Stock-based compensation	117	95	64
Other items	146	24	143
Net (gain) loss from sale of long-lived assets and investments	(86)	1	18
Net cash provided by operating activities	5,542	5,127	3,237
Investing activities:
Acquisitions of businesses, net of cash acquired	(3,309)	(363)	(39)
Purchase of property, plant and equipment	(772)	(929)	(1,031)
Purchase of investments and other assets	(2,003)	(324)	(160)
Proceeds From Sales of Long Lived Assets And Investments	524	196	187
Other investing activities	(5)	(30)	(104)
Net cash used in investing activities	(5,565)	(1,450)	(1,147)
Financing activities:
Proceeds from issuance of ordinary shares, net of issuance costs	3,291
Proceeds from issuance of mandatory convertible preferred shares, net of issuance costs	3,291
Purchase of treasury shares	(439)	(500)	(497)
Net change in short-term debt	29	(385)	384
Dividends paid	(1,155)	(1,156)	(1,089)
Proceeds from exercise of options by employees	388	514	91
Proceeds From Long Term Loans And Other Long Term Liabilities	2,099		338
Repayment of long-term loans And Other Long Term Liabilities	(2,521)	(839)	(3,133)
Other financing activities	(178)	(9)	23
Net cash provided by (used in) financing activities	4,805	(2,375)	(3,883)
Translation adjustment on cash and cash equivalents	(62)	(114)	(48)
Net change in cash and cash equivalents	4,720	1,188	(1,841)
Balance of cash and cash equivalents at beginning of year	2,226	1,038	2,879
Balance of cash and cash equivalents at end of year	6,946	2,226	1,038
Supplemental disclosure of cash flow information
Interest paid	243	294	331
Income taxes paid, net of refunds	802	675	1,298
Amendment Sixty Nine And Tax Audits Payments	790
Net change in operating assets and liabilities
Accounts receivable net of sales reserves and allowances	763	710	85
Inventories	129	230	399
Other current assets	87	(36)	106
Accounts payable and accruals and other current liabilities	(12)	(614)	378
Net change in operating assets and liabilities	$ 967	$ 290	$ 968